Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2025	2024
Sales and other taxes payable	$10,245	13,417
Accrued personnel	12,290	7,031
Refund liability for expected returns	7,310	7,268
Accrued freight expense	1,163	1,287
Accrued advertising expense	1,683	1,473
Accrued legal expense	2,870	1,938
Accrued inventory	10,384	12,228
Accrued professional expense	467	543
Accrued health expense	260	414
Customer deposit	778	667
Other	1,870	2,363
Total accrued liabilities	$49,320	$48,629